1933 Act File No. 33-44737
                                          1940 Act File No. 811-6511

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ------

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No.    23   ...................         X
                                 --------                         ------

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  ------

    Amendment No.   24   ...................................         X
                  -------                                         ------

                                     REGIONS FUNDS

                  (Exact Name of Registrant as Specified in Charter)

               5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                              Federated Investors Tower,
                                  1001 Liberty Avenue
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

__  immediately upon filing pursuant to paragraph (b)
_X_ on July 30, 2001 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                   pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037



PART C.    OTHER INFORMATION.
           -----------------

Item 23.    Exhibits
(a)   Conformed copy of Restatement and Amendment No. 9 to the
      Declaration of Trust of the Registrant; (17)
(b)   Copy of By-Laws of the Registrant; (1)
      (i)   Copy of Amendment Nos. 1 through 4 to the By-Laws
      of the Registrant; (13)
(c)   Copy of Specimen Certificate for Shares of Beneficial
      Interest of the Registrant; (4)
(d)   (i)    Conformed copy of Investment Advisory Contract of the
             Registrant, through and including conformed copies of
             Exhibits A, B, C, and D;(7)
      (ii)   Conformed copy of Exhibits E and F to the Investment
             Advisory Contract of the
             Registrant to add First Priority Equity Income Fund
             and First Priority Balanced Fund, respectively, to the
             Investment Advisory Contract; (11)
      (iii)  Conformed of Exhibit G to the Investment Advisory
             Contract of the Registrant;(17)
(e)   (i)    Conformed copy of Distributor's Contract of the
             Registrant, including conformed copies of Exhibits A, B, and C; (7)
      (ii)   Conformed Copy of Exhibit D to the Distributor's Contract of
             the Registrant to add First Priority Equity Income Fund and
             First Priority Balanced Fund, respectively, to the
             Distributor's Contract; (11)
      (iii)  Conformed copy of Exhibits E and F to the Distributor's Contract of the Registrant; (13)


(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).

(4) Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and 811-6511).

(7) Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).

(11) Response is incorporated by reference to Post-Effective Amendment No. 11 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).

(13) Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

(17) Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).

      (iv) Conformed copy of Exhibit G to the Distributor's Contract of the Registrant; (15)
      (v)    Conformed copy of Exhibit H to the Distributor's Contract
             of the Registrant;(17)
(f)   Not applicable;
(g)   Conformed copy of Custodian Contract of the Registrant
      between First Priority Funds and Regions Bank; (4)
(h)   (i)     Conformed copy of Fund Accounting and Shareholder
              Recordkeeping Agreement (5);
      (ii)    Copy of Exhibit 1 to the Fund Accounting and
              Shareholder Recordkeeping Agreement;(17)
      (iii)   Copy of Amendments 1 through 3 to Exhibit 1 to the
              Fund Accounting and Shareholder Recordkeeping
              Agreement;(17)
      (iv)    Copy of Schedule A1, B, C2 and D to Exhibit 1 to the
              Fund Accounting and Shareholder Recordkeeping
              Agreement;(17)
      (v)     Form of Shareholder Services Plan of the Registrant;
              (7)
      (vi)    Conformed copy of Shareholder Services Agreement with
              conformed copy of Exhibit A attached thereto; (13)
              (a)   Conformed copy of Exhibit B to the
              Shareholder Services Agreement;(17)
      (vii)   Conformed copy of Administrative Services Agreement;(10)
      (viii)  Amendment No. 1 to Administrative Services Agreement; (13)


(4) Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and 811-6511).

(5) Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).

(7) Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).

(10) Response is incorporated by reference to Post-Effective Amendment No. 10 on Form N-1A filed January 26, 1996 (File Nos. 33-44737 and 811-6511).

(13) Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

(15) Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).

(17) Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).

(i)   Conformed copy of Opinion and Consent of Counsel as to
      legality of shares being registered; (11)
(j)   Conformed Copy of Independent Auditors Consent;(17)
(k)   Not applicable;
(l)   Conformed Copy of Initial Capital Understanding; (5)
(m)   (i)    Conformed copy of Distribution Plan of the Registrant,
             through and including conformed copies of Exhibits A
             and B;(7)
             (a)Conformed Copy of Exhibit C to the Distribution
             Plan of the Registrant; (11)
             (b)Conformed copy of Exhibit D to the Distribution
             Plan of the Registrant; (15)
(ii)  Copy of Rule 12b-1 Agreement through and including Exhibit A; (1)
(iii) Copy of Amendment No. 1 to Exhibit A of the Rule 12b-1 Agreement; (12)
(n)    (i)   Conformed Copy of Multiple Class Plan; (9)
       (ii)  Conformed copy of Exhibits A & B to Multiple Class
             Plan; (13)
       (iii) Conformed copy of Exhibit C to Multiple Class Plan;
             (17)
(o)    (i)   Conformed Copy of Power of Attorney of the
             Registrant;(17)
       (ii)  Conformed copies of Power of Attorney of Trustee of the
             Registrant; (16)
(p)          Copy of Code of Ethics;(17)


(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).

(5) Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).

(7) Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).

(9) Response is incorporated by reference to Post-Effective Amendment No. 9 on Form N-1A filed June 29, 1995 (File Nos. 33-44737 and 811-6511).

(11) Response is incorporated by reference to Post-Effective Amendment No. 10 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).

(12) Response is incorporated by reference to Post-Effective Amendment No. 12 on Form N-1A filed January 20, 1998 (File Nos. 33-44737 and 811-6511).

(13) Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

(15) Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).

(16) Response is incorporated by reference to Post-Effective Amendment No. 18 on Form N-1A filed January 26, 2000 (File Nos. 33-44737 and 811-6511).

(17) Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).

Item 24.    Persons Controlled by or Under Common Control with Registrant:
            -------------------------------------------------------------

            None

Item 25.    Indemnification: (1)
            ---------------

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

     (a) The Adviser is a wholly-owned subsidiary of Regions Financial Corp., a bank holding company organized during 1971 under the laws of the State of Delaware, and is a member of the Regions Bank organization. Operating out of more than 700 offices, Regions provides wide range of banking and fiduciary services to its customers. As of December 31, 2000, Regions Financial Corp. was one of the 25 largest bank holding companies in the United States with total assets of approximately $43.7 billion. In August 1998, Regions Bank was selected for inclusion in the S&P 500 - Standard & Poor's widely followed index of the 500 most prominent companies in the nation.

          As fiduciary, Regions Bank managed over $9 billion in discretionary assets as of December 31, 2000. It manages seven common trust funds and collective investment funds having a market value in excess of $219 million as of December 31, 2000. Regions Bank has been adviser to the Regions Funds (formerly, First Priority Funds) since inception with a market value of approximately $2.277 billion as of December 31, 2000.

(b)
                                                       Other Substantial
                             Position with             Business, Profession,
Name                         the Adviser               Vocation or Employment

J. Stanley Mackin          Chairman of the Board

Carl E. Jones, Jr.         President and Chief
                           Executive Officer

Richard D. Horsley         Vice Chairman of the
                           Board and Executive
                           Financial Officer

Wilbur B. Hufham           President/Regions South

D. Bryan Jordan            Executive Vice President and
                           Comptroller

Carl E. Jones, Jr.         Chief Executive Officer

Peter D. Miller            President/Regions Northeast

William E. Askew           Executive Vice President/
                           Retail Banking


(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).
Samuel E. Upchurch, Jr.    Executive Vice President/
                           General Counsel and Secretary

E.C. Stone                 Executive Vice President/
                           Corporate Banking

Sheila S. Blair            Director               Civic Leader

James B. Boone, Jr.        Director               Chairman of the Board
                                                  Boone Newspapers, Inc.

John J. Fleischauer        Director               President/Regions West

James S.M. French          Director               Chairman and President
                                                  Dunn Investment Company

Richard D. Horsley         Director               Vice Chairman of the Board and
                                                  Executive Financial Officer
                                                  Regions Financial Corp.

Carl E. Jones, Jr.         Director               President & Chief
Executive Officer/                                Regions Financial
Corporation

Olin B. King               Director               Chairman of the Board
                                                  and Chief Executive
                                                  Officer SCI Systems, Inc.

J. Stanley Mackin          Director               Chairman of the Board/
                                                  Regions Financial Corp.

Michael W. Murphy          Director               President/ Marmik Oil Company

Henry E. Simpson           Director               Attorney
                                                  Lange, Simpson, Robinson &
                                                  Somerville
W. Woodrow Stewart         Director

Lee J. Styslinger, Jr.     Director               Chairman
                                                  ALTEC Industries, Inc.

John H. Watson             Director

C. Kemmons Wilson          Director

Item 27.  Principal Underwriters:
          -----------------------

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Bryant R. Fisher
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Anthony J. Harper
                              Victor L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Dennis M. Laffey
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson
                              Victor R. Siclari

     The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

            (c)  Not applicable


Item 28.    Location of Accounts and Records:
            --------------------------------

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                5800 Corporate Drive
                                          Pittsburgh, PA  15237-7010

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Regions Bank                              P.O. Box 10247
Capital Management Group                  Birmingham, Alabama 35202
(Advisor and Custodian)

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.



     SIGNATURES Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, REGIONS FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of June, 2001.

                                     REGIONS FUNDS

                  BY: /s/ Gail C. Jones
                  Gail C. Jones, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  June 29, 2001

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/Gail C. Jones
    Gail C. Jones____             Attorney In Fact          June 29, 2001
    -----------------
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Peter J Germain*                  President

John W. McGonigle*                Executive Vice President and Secretary

Richard J. Thomas*                Treasurer (Principal Financial and Accounting
                                  Officer)

J. Christopher Donahue*           Executive Vice President and Trustee

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney